UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: December 31, 2017
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  AEROSPACE & DEFENSE - 0.5%
          31,088  Harris Corp. .......................................................  $     4,403,615
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 0.3%
         228,998  Pitney Bowes, Inc. .................................................        2,560,198
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 9.5%
          16,365  ADTRAN, Inc. .......................................................          316,663
       1,765,365  Cisco Systems, Inc. ................................................       67,613,479
           9,948  InterDigital, Inc. .................................................          757,540
          11,098  Ituran Location and Control Ltd. ...................................          379,552
          94,257  Juniper Networks, Inc. .............................................        2,686,325
          56,463  Motorola Solutions, Inc. ...........................................        5,100,867
         428,729  Nokia Oyj, ADR .....................................................        1,997,877
           6,616  Plantronics, Inc. ..................................................          333,314
                                                                                        ---------------
                                                                                             79,185,617
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 12.0%
         452,502  AT&T, Inc. .........................................................       17,593,278
           9,572  ATN International, Inc. ............................................          528,949
         344,322  BCE, Inc. ..........................................................       16,530,899
          51,571  BT Group PLC, ADR ..................................................          939,623
       1,128,309  Centurylink, Inc. ..................................................       18,820,194
          29,436  Cogent Communications Holdings, Inc. ...............................        1,333,451
         232,974  Consolidated Communications Holdings, Inc. .........................        2,839,953
          96,906  KT Corp., ADR ......................................................        1,512,703
         250,178  Telefonica Brasil S.A., ADR ........................................        3,710,140
          62,820  Telekomunikasi Indonesia Persero Tbk PT, ADR .......................        2,024,060
         445,401  TELUS Corp. ........................................................       16,867,336
         323,483  Verizon Communications, Inc. .......................................       17,121,955
                                                                                        ---------------
                                                                                             99,822,541
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
          24,413  CDW Corp. ..........................................................        1,696,460
         280,875  Corning, Inc. ......................................................        8,985,191
           5,375  SYNNEX Corp. .......................................................          730,731
           6,362  Systemax, Inc. .....................................................          211,664
                                                                                        ---------------
                                                                                             11,624,046
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.8%
         107,499  Garmin Ltd. ........................................................        6,403,715
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.8%
          16,565  j2 Global, Inc. ....................................................        1,242,872
          14,898  NetEase, Inc., ADR .................................................        5,140,853
          16,716  NIC, Inc. ..........................................................          277,485
                                                                                        ---------------
                                                                                              6,661,210
                                                                                        ---------------

                  IT SERVICES - 9.4%
          33,210  Amdocs Ltd. ........................................................        2,174,591
           9,910  CSG Systems International, Inc. ....................................          434,256
          39,509  CSRA, Inc. .........................................................        1,182,109


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  IT SERVICES (CONTINUED)
          11,752  DST Systems, Inc. ..................................................  $       729,447
           5,064  Forrester Research, Inc. ...........................................          223,829
         184,391  Infosys Technologies Ltd., ADR .....................................        2,990,822
         427,669  International Business Machines Corp. ..............................       65,612,978
          53,146  Leidos Holdings, Inc. ..............................................        3,431,637
          12,608  Science Applications International Corp. ...........................          965,395
                                                                                        ---------------
                                                                                             77,745,064
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 29.7%
         132,203  Analog Devices, Inc. ...............................................       11,770,033
         141,044  Applied Materials, Inc. ............................................        7,210,169
           9,342  ASML Holding N.V., ADR .............................................        1,623,826
         104,489  Broadcom Ltd. ......................................................       26,843,224
          19,714  Brooks Automation, Inc. ............................................          470,179
           3,583  Cabot Microelectronics Corp. .......................................          337,089
           5,204  Cohu, Inc. .........................................................          114,228
         159,991  Cypress Semiconductor Corp. ........................................        2,438,263
          32,964  Himax Technologies, Inc., ADR ......................................          343,485
       1,468,513  Intel Corp. ........................................................       67,786,560
          59,100  KLA-Tencor Corp. ...................................................        6,209,637
          26,444  Lam Research Corp. .................................................        4,867,547
          92,931  Marvell Technology Group Ltd. ......................................        1,995,229
         126,697  Maxim Integrated Products, Inc. ....................................        6,623,719
          67,790  Microchip Technology, Inc. .........................................        5,957,385
           6,982  MKS Instruments, Inc. ..............................................          659,799
           4,896  Monolithic Power Systems, Inc. .....................................          550,115
           3,633  Power Integrations, Inc. ...........................................          267,207
         496,293  QUALCOMM, Inc. .....................................................       31,772,678
           9,627  Silicon Motion Technology Corp., ADR ...............................          509,846
          35,397  Skyworks Solutions, Inc. ...........................................        3,360,945
         541,793  Taiwan Semiconductor Manufacturing Co., Ltd., ADR ..................       21,482,092
          22,833  Teradyne, Inc. .....................................................          956,018
         338,412  Texas Instruments, Inc. ............................................       35,343,749
          85,666  Xilinx, Inc. .......................................................        5,775,602
          35,664  Xperi Corp. ........................................................          870,202
                                                                                        ---------------
                                                                                            246,138,826
                                                                                        ---------------

                  SOFTWARE - 14.6%
           4,091  Blackbaud, Inc. ....................................................          386,559
         225,232  CA, Inc. ...........................................................        7,495,721
          19,450  CDK Global, Inc. ...................................................        1,386,396
           2,130  Ebix, Inc. .........................................................          168,802
          40,002  Intuit, Inc. .......................................................        6,311,516
         782,323  Microsoft Corp. ....................................................       66,919,909
          12,974  Monotype Imaging Holdings, Inc. ....................................          312,673
          70,167  Open Text Corp. ....................................................        2,502,857
         671,098  Oracle Corp. .......................................................       31,729,513
          10,088  Progress Software Corp. ............................................          429,446
          10,338  SAP SE, ADR ........................................................        1,161,578


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SOFTWARE (CONTINUED)
          22,399  SS&C Technologies Holdings, Inc. ...................................  $       906,712
          64,603  TiVo Corp. .........................................................        1,007,807
                                                                                        ---------------
                                                                                            120,719,489
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 12.5%
         383,172  Apple, Inc. ........................................................       64,844,197
         526,617  Hewlett Packard Enterprise Co. .....................................        7,562,220
         102,237  Logitech International S.A. ........................................        3,439,253
          64,249  NetApp, Inc. .......................................................        3,554,255
         329,886  Seagate Technology PLC .............................................       13,802,430
         130,881  Western Digital Corp. ..............................................       10,408,966
                                                                                        ---------------
                                                                                            103,611,321
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 8.4%
         117,737  China Mobile, Ltd., ADR ............................................        5,950,428
         991,812  Mobile Telesystems PJSC, ADR .......................................       10,106,564
          21,088  NTT DoCoMo, Inc., ADR ..............................................          501,262
         317,432  Rogers Communications, Inc., Class B ...............................       16,166,812
           9,639  Shenandoah Telecommunications Co. ..................................          325,798
          87,143  SK Telecom Co., Ltd., ADR ..........................................        2,432,161
          68,792  Telephone & Data Systems, Inc. .....................................        1,912,418
          94,091  Turkcell Iletisim Hizmetleri AS, ADR ...............................          959,728
       3,742,418  VEON Ltd., ADR .....................................................       14,370,885
         534,829  Vodafone Group PLC, ADR ............................................       17,061,045
                                                                                        ---------------
                                                                                             69,787,101
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................      828,662,743
                  (Cost $679,051,083) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................        1,121,080
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   829,783,823
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $166,015,490 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,403,830. The net unrealized appreciation was $149,611,660.

ADR   American Depositary Receipt


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 12/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $ 828,662,743  $ 828,662,743  $          --  $          --
                                                =============  =============  =============  =============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     UNITS                                    DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS - 20.7%

                  ENERGY EQUIPMENT & SERVICES - 1.5%
         688,502  USA Compression Partners, L.P. .....................................  $    11,387,823
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 19.2%
         127,875  Andeavor Logistics, L.P. ...........................................        5,906,546
         253,176  Black Stone Minerals, L.P. .........................................        4,541,977
         142,695  Buckeye Partners, L.P. .............................................        7,070,537
         280,450  Crestwood Equity Partners, L.P. ....................................        7,235,610
         187,792  DCP Midstream Partners, L.P. .......................................        6,822,483
         393,710  Enable Midstream Partners, L.P. ....................................        5,598,556
         511,719  Energy Transfer Partners L.P. ......................................        9,170,005
         445,852  EnLink Midstream Partners, L.P. ....................................        6,852,745
         193,342  Enterprise Products Partners, L.P. .................................        5,125,496
          48,706  EQT Midstream Partners, L.P. .......................................        3,560,409
         371,145  Genesis Energy, L.P. ...............................................        8,295,091
         464,238  Golar LNG Partners, L.P. ...........................................       10,584,626
         230,912  KNOT Offshore Partners, L.P. .......................................        4,791,424
          39,782  Magellan Midstream Partners, L.P. ..................................        2,822,135
         652,284  Martin Midstream Partners, L.P. ....................................        9,131,976
         118,278  MPLX, L.P. .........................................................        4,195,321
         316,683  NuStar Energy, L.P. ................................................        9,484,656
         328,117  PBF Logistics, L.P. ................................................        6,874,051
         110,235  Spectra Energy Partners, L.P. ......................................        4,358,692
         415,255  Summit Midstream Partners, L.P. ....................................        8,512,728
         128,495  Tallgrass Energy Partners, L.P. ....................................        5,891,496
          84,410  Valero Energy Partners, L.P. .......................................        3,756,245
          85,566  Western Gas Partners, L.P. .........................................        4,114,869
         149,263  Williams Partners, L.P. ............................................        5,788,419
                                                                                        ---------------
                                                                                            150,486,093
                                                                                        ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS ..................................      161,873,916
                  (Cost $164,237,395)                                                   ---------------


                                                                  STATED      STATED
     SHARES                        DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES - 18.3%

                  BANKS - 8.8%
         207,027  Bank of America Corp., Series 3 .............    6.38%       (a)            5,380,632
         200,199  Bank of America Corp., Series D .............    6.20%       (a)            5,175,144
         198,908  Bank of America Corp., Series I .............    6.63%       (a)            5,263,106
         245,675  Barclays Bank PLC, Series 5 .................    8.13%       (a)            6,552,152
         179,077  Citigroup, Inc., Series J (b)................    7.13%       (a)            5,166,372
         217,535  GMAC Capital Trust I, Series 2, 3 Mo.
                     LIBOR + 5.79% (c)........................     7.20%     02/15/40         5,645,033
         232,415  HSBC Holdings PLC ...........................    8.13%       (a)            6,356,550
         237,717  HSBC Holdings PLC, Series 2 .................    8.00%       (a)            6,380,324
         196,357  ING Groep N.V. ..............................    6.13%       (a)            5,014,958
         228,007  Merrill Lynch Capital Trust III (b)..........    7.38%     09/15/67         6,194,950
         213,134  Royal Bank of Scotland Group PLC, Series S...    6.60%       (a)            5,424,260


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

                                                                  STATED      STATED
     SHARES                        DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  BANKS (CONTINUED)
         258,471  Wells Fargo & Co., Series J .................    8.00%       (a)      $     6,629,781
                                                                                        ---------------
                                                                                             69,183,262
                                                                                        ---------------

                  CAPITAL MARKETS - 1.7%
         250,532  Deutsche Bank Contingent Capital Trust           7.60%       (a)            6,438,672
                     III ......................................
         248,029  Deutsche Bank Contingent Capital Trust V         8.05%       (a)            6,480,998
                                                                                        ---------------
                                                                                             12,919,670
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.8%
         246,472  KKR Financial Holdings LLC, Series A ........    7.38%       (a)            6,267,783
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
         264,293  Qwest Corp. .................................    7.00%     07/01/52         6,276,959
         265,078  Qwest Corp. .................................    7.00%     04/01/52         6,298,253
                                                                                        ---------------
                                                                                             12,575,212
                                                                                        ---------------

                  INSURANCE - 2.3%
         244,219  Aegon N.V. ..................................    8.00%     02/15/42         6,479,130
         213,254  Allstate Corp., Series C ....................    6.75%       (a)            5,548,869
         224,230  Arch Capital Group Ltd., Series C ...........    6.75%       (a)            5,603,508
                                                                                        ---------------
                                                                                             17,631,507
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 1.6%
         253,824  Annaly Capital Management, Inc., Series C ...    7.63%       (a)            6,469,974
         250,270  Annaly Capital Management, Inc., Series D ...    7.50%       (a)            6,346,847
                                                                                        ---------------
                                                                                             12,816,821
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.5%
         233,389  Telephone & Data Systems, Inc. ..............    7.00%     03/15/60         5,900,074
         232,544  United States Cellular Corp. ................    6.95%     05/15/60         5,869,411
                                                                                        ---------------
                                                                                             11,769,485
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES .................................      143,163,740
                  (Cost $146,416,129)                                                   ---------------

$50 PAR PREFERRED SECURITIES - 1.6%

                  OIL, GAS & CONSUMABLE FUELS - 1.6%
         331,637  Kinder Morgan, Inc./DE, Series A ............    9.75%     10/26/18        12,588,941
                  (Cost $13,995,617)                                                    ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 19.6%

                  AUTOMOBILES - 0.9%
         337,015  Ford Motor Co. .....................................................  $     4,209,317
          52,467  Harley-Davidson, Inc. ..............................................        2,669,521
                                                                                        ---------------
                                                                                              6,878,838
                                                                                        ---------------

                  BANKS - 0.4%
         167,146  People's United Financial, Inc. ....................................        3,125,630
                                                                                        ---------------

                  BEVERAGES - 0.3%
          59,862  Coca-Cola (The) Co. ................................................        2,746,469
                                                                                        ---------------

                  CAPITAL MARKETS - 0.9%
          75,987  Invesco, Ltd. ......................................................        2,776,565
          88,449  Lazard Ltd., Class A ...............................................        4,643,572
                                                                                        ---------------
                                                                                              7,420,137
                                                                                        ---------------

                  CHEMICALS - 0.4%
          27,861  LyondellBasell Industries N.V., Class A ............................        3,073,625
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 0.4%
          76,546  Cisco Systems, Inc. ................................................        2,931,712
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 0.4%
          49,238  International Paper Co. ............................................        2,852,850
                                                                                        ---------------

                  DISTRIBUTORS - 0.3%
          28,218  Genuine Parts Co. ..................................................        2,680,992
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
          82,263  Verizon Communications, Inc. .......................................        4,354,181
                                                                                        ---------------

                  ELECTRIC UTILITIES - 4.0%
          35,253  American Electric Power Co., Inc. ..................................        2,593,563
          40,253  Entergy Corp. ......................................................        3,276,192
          39,722  Eversource Energy ..................................................        2,509,636
          66,909  Exelon Corp. .......................................................        2,636,884
         110,456  FirstEnergy Corp. ..................................................        3,382,163
          76,522  Hawaiian Electric Industries, Inc. .................................        2,766,270
          81,218  OGE Energy Corp. ...................................................        2,672,884
          56,176  PG&E Corp. .........................................................        2,518,370
          28,503  Pinnacle West Capital Corp. ........................................        2,427,885
          98,045  PPL Corp. ..........................................................        3,034,493
          73,611  Southern (The) Co. .................................................        3,539,953
                                                                                        ---------------
                                                                                             31,358,293
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.4%
          39,650  Emerson Electric Co. ...............................................        2,763,208
                                                                                        ---------------

                  FOOD PRODUCTS - 1.5%
          66,705  Archer-Daniels-Midland Co. .........................................        2,673,537
          57,004  General Mills, Inc. ................................................        3,379,767
          43,801  Kellogg Co. ........................................................        2,977,592
          33,254  Kraft Heinz (The) Co. ..............................................        2,585,831
                                                                                        ---------------
                                                                                             11,616,727
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                     DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE PROVIDERS & SERVICES - 0.5%
         188,530  Owens & Minor, Inc. ................................................  $     3,559,446
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 0.3%
          16,616  Cracker Barrel Old Country Store, Inc. .............................        2,640,116
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.4%
          50,088  Garmin Ltd. ........................................................        2,983,742
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 0.7%
          24,527  Kimberly-Clark Corp. ...............................................        2,959,428
          30,410  Procter & Gamble (The) Co. .........................................        2,794,071
                                                                                        ---------------
                                                                                              5,753,499
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
         368,272  AES Corp. ..........................................................        3,988,386
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.5%
         224,654  General Electric Co. ...............................................        3,920,212
                                                                                        ---------------

                  INSURANCE - 0.7%
          48,001  MetLife, Inc. ......................................................        2,426,930
         153,620  Old Republic International Corp. ...................................        3,284,396
                                                                                        ---------------
                                                                                              5,711,326
                                                                                        ---------------

                  IT SERVICES - 0.8%
          21,098  International Business Machines Corp. ..............................        3,236,855
         151,151  Western Union (The) Co. ............................................        2,873,381
                                                                                        ---------------
                                                                                              6,110,236
                                                                                        ---------------

                  MEDIA - 0.4%
          39,548  Omnicom Group, Inc. ................................................        2,880,281
                                                                                        ---------------

                  MULTI-UTILITIES - 1.7%
          30,858  Consolidated Edison, Inc. ..........................................        2,621,387
          22,305  DTE Energy Co. .....................................................        2,441,505
          47,002  NorthWestern Corp. .................................................        2,806,020
          56,190  Public Service Enterprise Group, Inc. ..............................        2,893,785
          37,865  WEC Energy Group, Inc. .............................................        2,515,372
                                                                                        ---------------
                                                                                             13,278,069
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.4%
          34,492  Valero Energy Corp. ................................................        3,170,160
                                                                                        ---------------

                  PHARMACEUTICALS - 0.8%
          53,277  Merck & Co., Inc. ..................................................        2,997,897
          85,522  Pfizer, Inc. .......................................................        3,097,607
                                                                                        ---------------
                                                                                              6,095,504
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 1.0%
         350,195  New York Community Bancorp, Inc. ...................................        4,559,539
         190,333  Northwest Bancshares, Inc. .........................................        3,184,271
                                                                                        ---------------
                                                                                              7,743,810
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  TOBACCO - 0.4%
          49,323  Altria Group, Inc. .................................................  $     3,522,155
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................      153,159,604
                  (Cost $148,417,379)                                                   ---------------

REAL ESTATE INVESTMENT TRUSTS - 20.0%

                  HEALTH CARE REITS - 2.6%
          86,589  LTC Properties, Inc. ...............................................        3,770,951
         424,698  Medical Properties Trust, Inc. .....................................        5,852,338
          51,093  National Health Investors, Inc. ....................................        3,851,390
         265,407  Omega Healthcare Investors, Inc. ...................................        7,309,309
                                                                                        ---------------
                                                                                             20,783,988
                                                                                        ---------------

                  HOTEL & RESORT REITS - 1.0%
         333,142  DiamondRock Hospitality Co. ........................................        3,761,173
          55,510  Ryman Hospitality Properties, Inc. .................................        3,831,300
                                                                                        ---------------
                                                                                              7,592,473
                                                                                        ---------------

                  MORTGAGE REITS - 12.2%
         436,593  AGNC Investment Corp. ..............................................        8,814,813
         726,516  Annaly Capital Management, Inc. ....................................        8,638,275
         442,079  Apollo Commercial Real Estate Finance, Inc. ........................        8,156,358
         299,074  ARMOUR Residential REIT, Inc. ......................................        7,692,183
         192,806  Blackstone Mortgage Trust, Inc., Class A ...........................        6,204,497
         483,557  Chimera Investment Corp. ...........................................        8,936,133
         428,668  Invesco Mortgage Capital, Inc. .....................................        7,643,151
         982,635  MFA Financial, Inc. ................................................        7,782,469
         503,664  New Residential Investment Corp. ...................................        9,005,512
         605,257  PennyMac Mortgage Investment Trust .................................        9,726,480
         384,319  Redwood Trust, Inc. ................................................        5,695,608
         333,366  Starwood Property Trust, Inc. ......................................        7,117,364
                                                                                        ---------------
                                                                                             95,412,843
                                                                                        ---------------

                  RETAIL REITS - 2.4%
         266,748  Brixmor Property Group, Inc. .......................................        4,977,518
         260,008  Kimco Realty Corp. .................................................        4,719,145
          91,264  National Retail Properties, Inc. ...................................        3,936,216
         192,239  Tanger Factory Outlet Centers, Inc. ................................        5,096,256
                                                                                        ---------------
                                                                                             18,729,135
                                                                                        ---------------

                  SPECIALIZED REITS - 1.8%
          69,721  EPR Properties .....................................................        4,563,937
         150,696  Gaming and Leisure Properties, Inc. ................................        5,575,752
          49,658  Lamar Advertising Co., Class A .....................................        3,686,610
                                                                                        ---------------
                                                                                             13,826,299
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................      156,344,738
                  (Cost $150,883,672)                                                   ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 19.9%

                  CAPITAL MARKETS* - 19.9%
       3,204,252  First Trust Tactical High Yield ETF ................................  $   155,630,520
                  (Cost $157,551,505)                                                   ---------------

                  TOTAL INVESTMENTS - 100.1% .........................................      782,761,459
                  (Cost $781,501,697) (d)

                  NET OTHER ASSETS AND LIABILITIES - (0.1%) ..........................         (916,512)
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   781,844,947
                                                                                        ===============

-----------------------------

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)   Floating rate security.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,554,729 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,294,967. The net unrealized appreciation was $1,259,762.

*Represents investment in affiliated fund.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 12/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Master Limited Partnerships**.................  $ 161,873,916  $ 161,873,916  $          --  $          --
$25 Par Preferred Securities**................    143,163,740    143,163,740             --             --
$50 Par Preferred Securities**................     12,588,941     12,588,941             --             --
Common Stocks**...............................    153,159,604    153,159,604             --             --
Real Estate Investment Trusts**...............    156,344,738    156,344,738             --             --
Exchange-Traded Funds**.......................    155,630,520    155,630,520             --             --
                                                -------------  -------------  -------------  -------------
Total Investments**...........................  $ 782,761,459  $ 782,761,459  $          --  $          --
                                                =============  =============  =============  =============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 39.8%

                  AIR FREIGHT & LOGISTICS - 0.8%
           1,885  bpost S.A...........................................................  $        57,414
          11,061  Royal Mail PLC......................................................           67,576
                                                                                        ---------------
                                                                                                124,990
                                                                                        ---------------

                  AUTOMOBILES - 1.6%
             582  Bayerische Motoren Werke AG (Preference Shares).....................           52,122
          81,500  Chongqing Changan Automobile Co., Ltd., Class B.....................           89,711
             589  Daimler AG..........................................................           50,035
           5,100  Nissan Motor Co., Ltd...............................................           50,853
                                                                                        ---------------
                                                                                                242,721
                                                                                        ---------------

                  BANKS - 6.1%
         126,522  Agricultural Bank of China Ltd., Class H............................           58,946
           2,666  Australia & New Zealand Banking Group Ltd...........................           59,783
         113,256  Bank of China Ltd., Class H.........................................           55,665
          78,761  Bank of Communications Co., Ltd., Class H...........................           58,470
          58,000  China Construction Bank Corp., Class H..............................           53,450
             987  Commonwealth Bank of Australia......................................           61,870
          83,688  CTBC Financial Holding Co., Ltd.....................................           57,651
         101,504  First Financial Holding Co., Ltd....................................           66,684
          86,100  Krung Thai Bank PCL.................................................           50,725
          28,300  Malayan Banking Bhd.................................................           68,530
          81,839  Mega Financial Holding Co., Ltd.....................................           66,140
           5,732  Nordea Bank AB......................................................           69,387
           4,812  Skandinaviska Enskilda Banken AB, Class A...........................           56,490
           2,852  Swedbank AB, Class A................................................           68,805
           2,569  Westpac Banking Corp................................................           62,840
                                                                                        ---------------
                                                                                                915,436
                                                                                        ---------------

                  CAPITAL MARKETS - 1.8%
           1,583  Bolsas y Mercados Espanoles SHMSF S.A...............................           50,428
           2,315  CI Financial Corp...................................................           54,827
           1,540  IGM Financial, Inc..................................................           54,090
             690  Macquarie Group Ltd.................................................           53,638
          12,118  Ratos AB, Class B...................................................           52,945
                                                                                        ---------------
                                                                                                265,928
                                                                                        ---------------

                  CHEMICALS - 1.4%
          21,702  Formosa Chemicals & Fibre Corp......................................           75,115
          17,847  Formosa Plastics Corp...............................................           59,193
          25,845  Nan Ya Plastics Corp................................................           67,655
                                                                                        ---------------
                                                                                                201,963
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 0.4%
          19,625  Sercomm Corp........................................................           55,858
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
          18,300  Singapore Telecommunications Ltd....................................           48,847
          12,613  Telia Co., AB.......................................................           56,199
                                                                                        ---------------
                                                                                                105,046
                                                                                        ---------------


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ELECTRIC UTILITIES - 7.1%
          78,322  AusNet Services.....................................................  $       110,305
           6,685  CEZ A.S.............................................................          155,871
           9,000  CK Infrastructure Holdings Ltd......................................           77,353
          27,361  Contact Energy Ltd..................................................          107,813
           2,610  Emera, Inc..........................................................           97,548
           6,195  Endesa S.A..........................................................          132,717
           2,048  Fortis, Inc.........................................................           75,126
          93,022  Genesis Energy Ltd..................................................          166,130
           7,994  SSE PLC.............................................................          142,469
                                                                                        ---------------
                                                                                              1,065,332
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
          43,998  WPG Holdings Ltd....................................................           58,253
          35,285  WT Microelectronics Co., Ltd........................................           53,594
                                                                                        ---------------
                                                                                                111,847
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 0.5%
          48,027  Marston's PLC.......................................................           72,949
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 4.6%
           8,658  Algonquin Power & Utilities Corp....................................           96,843
         350,000  Beijing Jingneng Clean Energy Co., Ltd., Class H....................           94,076
           7,703  Capital Power Corp..................................................          150,077
         677,439  China Power International Development Ltd...........................          177,752
          32,600  Glow Energy PCL.....................................................           81,275
          50,900  Ratchaburi Electricity Generating Holding PCL.......................           84,729
                                                                                        ---------------
                                                                                                684,752
                                                                                        ---------------

                  INSURANCE - 1.7%
          16,338  Legal & General Group PLC...........................................           60,287
           1,772  Power Financial Corp................................................           48,691
          20,054  Saga PLC............................................................           34,116
           1,040  Sampo OYJ, Class A..................................................           57,151
             593  Swiss Re AG.........................................................           55,530
                                                                                        ---------------
                                                                                                255,775
                                                                                        ---------------

                  MEDIA - 0.4%
          27,300  Singapore Press Holdings Ltd........................................           54,092
                                                                                        ---------------

                  MULTI-UTILITIES - 5.0%
           2,654  Canadian Utilities Ltd., Class A....................................           78,987
          80,960  Centrica PLC........................................................          150,080
         355,200  Keppel Infrastructure Trust.........................................          152,709
           9,146  National Grid PLC...................................................          108,061
          50,743  Redes Energeticas Nacionais SGPS S.A................................          150,931
          45,628  Vector Ltd..........................................................          112,208
                                                                                        ---------------
                                                                                                752,976
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.2%
           3,473  Enagas S.A..........................................................           99,468
          30,400  Gazprom PJSC........................................................           68,845


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
             313  Paz Oil Co., Ltd. (a)...............................................  $        54,151
           3,015  Pembina Pipeline Corp...............................................          109,159
                                                                                        ---------------
                                                                                                331,623
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
         193,600  Land & Houses PCL...................................................           62,375
          73,600  Pruksa Real Estate PCL (a)..........................................           53,071
         531,300  Quality Houses PCL..................................................           52,820
          40,000  Sino Land Co., Ltd..................................................           70,858
                                                                                        ---------------
                                                                                                239,124
                                                                                        ---------------

                  ROAD & RAIL - 0.4%
          37,300  ComfortDelGro Corp., Ltd............................................           55,220
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
           7,623  Asustek Computer, Inc...............................................           71,597
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 0.4%
           1,347  Aareal Bank AG......................................................           60,979
                                                                                        ---------------

                  WATER UTILITIES - 1.5%
         291,800  TTW PCL.............................................................          112,816
           9,421  United Utilities Group PLC..........................................          105,511
                                                                                        ---------------
                                                                                                218,327
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.4%
           1,565  Freenet AG..........................................................           57,873
                                                                                        ---------------
                  TOTAL COMMON STOCKS.................................................        5,944,408
                  (Cost $5,791,017)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 20.1%

                  DIVERSIFIED REITS - 5.7%
          12,830  Artis Real Estate Investment Trust..................................          143,917
          16,649  Cominar Real Estate Investment Trust................................          190,729
           7,088  H&R Real Estate Investment Trust....................................          120,445
         194,200  Mapletree Greater China Commercial Trust............................          178,598
          28,597  Stockland...........................................................           99,961
         179,029  Yuexiu Real Estate Investment Trust.................................          117,323
                                                                                        ---------------
                                                                                                850,973
                                                                                        ---------------

                  INDUSTRIAL REITS - 2.2%
           2,372  Granite Real Estate Investment Trust................................           92,936
          80,400  Mapletree Industrial Trust..........................................          122,032
         110,000  Mapletree Logistics Trust...........................................          108,565
                                                                                        ---------------
                                                                                                323,533
                                                                                        ---------------

                  OFFICE REITS - 1.6%
         191,050  Cromwell Property Group.............................................          150,557
              65  Mori Trust Sogo Reit, Inc...........................................           90,455
                                                                                        ---------------
                                                                                                241,012
                                                                                        ---------------


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  RETAIL REITS - 10.6%
              90  AEON REIT Investment Corp...........................................  $        94,653
          42,188  BWP Trust...........................................................          101,714
          65,500  CapitaLand Mall Trust...............................................          104,314
          37,819  Charter Hall Retail REIT............................................          122,755
           2,447  Eurocommercial Properties N.V.......................................          106,607
          44,071  Intu Properties PLC.................................................          150,541
           2,330  Klepierre S.A.......................................................          102,503
         101,100  Mapletree Commercial Trust..........................................          122,458
           5,392  RioCan Real Estate Investment Trust.................................          104,494
          30,136  Scentre Group.......................................................           98,522
          55,106  Shopping Centres Australasia Property Group.........................          100,182
           4,705  Smart Centres Real Estate Investment Trust..........................          115,697
          55,547  Vicinity Centres....................................................          117,886
           3,074  Wereldhave N.V......................................................          147,534
                                                                                        ---------------
                                                                                              1,589,860
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS.................................        3,005,378
                  (Cost $2,894,006)                                                     ---------------

                                                                  STATED      STATED
     SHARES                        DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES (b) - 12.1%

                  BANKS - 7.6%
           6,035  Bank of Nova Scotia (The), Series 34 (c).....    5.50%       (d)              128,910
           5,966  Bank of Nova Scotia (The), Series 36 (c).....    5.50%       (d)              127,673
           6,183  Bank of Nova Scotia (The), Series 38 (c).....    4.85%       (d)              128,973
           6,200  National Bank of Canada, Series 34 (c).......    5.60%       (d)              133,668
           5,737  Royal Bank of Canada, Series AZ (c)..........    4.00%       (d)              107,073
           6,098  Royal Bank of Canada, Series BK (c)..........    5.50%       (d)              131,080
           6,037  Royal Bank of Canada, Series BM (c)..........    5.50%       (d)              130,057
           6,080  Toronto-Dominion Bank (The), Series 12 (c)...    5.50%       (d)              130,548
           5,595  Toronto-Dominion Bank (The), Series 14 (c)...    4.85%       (d)              117,508
                                                                                        ---------------
                                                                                              1,135,490
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
           7,398  BCE, Inc., Series AK (c).....................    2.95%       (d)              109,175
                                                                                        ---------------

                  INSURANCE - 1.5%
           4,635  Manulife Financial Corp., Series 23 (c)......    4.85%       (d)               96,830
           6,833  Sun Life Financial, Inc., Series 1 ..........    4.75%       (d)              124,973
                                                                                        ---------------
                                                                                                221,803
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.3%
           7,479  Enbridge, Inc., Series 11 (c)................    4.40%       (d)              125,245
           6,114  TransCanada Corp., Series 13 (c).............    5.50%       (d)              129,673


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

                                                                  STATED      STATED
     SHARES                        DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES (b) (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
           4,360  TransCanada Corp., Series 15 (c).............    4.90%       (d)      $        90,703
                                                                                        ---------------
                                                                                                345,621
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES..................................        1,812,089
                  (Cost $1,724,039)                                                     ---------------

$100 PAR PREFERRED SECURITIES (b) - 5.2%

                  BANKS - 5.2%
           1,247  Australia & New Zealand Banking Group
                     Ltd., Series CN4, ASX Australian
                     Bank Bill Short Term Rates 3 Mo. +
                     4.70% (e).................................    6.50%       (d)              104,449
           1,191  Australia & New Zealand Banking Group
                     Ltd., Series CPS3, ASX Australian
                     Bank Bill Short Term Rates 6 Mo. +
                     3.10% (e).................................    5.00%       (d)               94,740
           1,192  Commonwealth Bank of Australia, Series
                     VI, ASX Australian Bank Bill Short
                     Term Rates 3 Mo.+ 3.80% (e)                   5.57%       (d)               94,773
           1,345  Commonwealth Bank of Australia, Series
                     VIII, ASX Australian Bank Bill Short
                     Term Rates 3 Mo.+ 5.20% (e)...............    6.97%       (d)              113,528
           1,141  National Australia Bank Ltd., Series CN,
                     ASX Australian Bank Bill Short
                     Rates 3 Mo. + 3.50% (e)...................    5.30%       (d)               91,136
           1,081  National Australia Bank Ltd., Series CPS,
                     ASX Australian Bank Bill Short
                     Term Rates 3 Mo. + 3.20% (e)..............    5.00%       (d)               85,669
           1,096  National Australia Bank Ltd., Series
                     CPS2, ASX Australian Bank Bill Short
                     Term Rates 3 Mo. + 3.25% (e)..............    5.03%       (d)               86,901
           1,302  Westpac Banking Corp., Series CN4, ASX
                     Australian Bank Bill Short Term Rates
                     3 Mo. + 4.90% (e).........................    6.69%       (d)              109,364
                                                                                        ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES.................................          780,560
                  (Cost $746,691)                                                       ---------------

OTHER PREFERRED SECURITIES - 2.9%

                  BANKS - 2.9%
          56,532  Lloyds Banking Group PLC ....................    9.25%       (d)              136,243
          48,007  Standard Bank Group Ltd. ....................     (f)        (d)              293,300
                                                                                        ---------------
                  TOTAL OTHER PREFERRED SECURITIES....................................          429,543
                  (Cost $417,330)                                                       ---------------


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 19.5%

                  CAPITAL MARKETS - 19.5%
          58,399  iShares Emerging Markets High Yield Bond ETF........................  $     2,918,782
                  (Cost $2,971,727)                                                     ---------------

                  TOTAL INVESTMENTS - 99.6%...........................................       14,890,760
                  (Cost $14,544,810) (g)

                  NET OTHER ASSETS AND LIABILITIES - 0.4%.............................           58,658
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $    14,949,418
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Par value shown is denominated in USD. The actual par value may be denominated in a foreign currency.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)   Perpetual maturity.

(e)   Floating rate security.

(f)   Zero coupon security.

(g) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $571,977 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $226,027. The net unrealized appreciation was $345,950.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                     TOTAL        LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                                  12/31/2017      PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $   5,944,408  $   5,944,408  $          --  $          --
Real Estate Investment Trusts*................      3,005,378      3,005,378             --             --
$25 Par Preferred Securities*.................      1,812,089      1,812,089             --             --
$100 Par Preferred Securities*................        780,560        780,560             --             --
Other Preferred Securities*...................        429,543        429,543             --             --
Exchange-Traded Funds*........................      2,918,782      2,918,782             --             --
                                                -------------  -------------  -------------  -------------
Total Investments.............................  $  14,890,760  $  14,890,760  $          --  $          --
                                                =============  =============  =============  =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)


                                                         % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                        INVESTMENTS
--------------------------------------------------------------------
Canadian Dollar                                             22.47%
US Dollar                                                   19.60
Australian Dollar                                           12.90
Euro                                                         7.56
British Pound Sterling                                       6.90
Singapore Dollar                                             6.36
Hong Kong Dollar                                             5.73
Taiwan Dollar                                                4.24
Thai Baht                                                    3.34
New Zealand Dollar                                           2.59
Swedish Krona                                                2.04
South African Rand                                           1.97
Japanese Yen                                                 1.59
Czech Koruna                                                 1.05
Russian Ruble                                                0.46
Malaysian Ringgit                                            0.46
Swiss Franc                                                  0.37
Israeli Shekel                                               0.37
                                                           -------
TOTAL                                                      100.00%
                                                           =======


                        See Notes to Portfolio of Investments

FIRST TRUST BUYWRITE INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 90.7%

                  AEROSPACE & DEFENSE - 3.4%
           5,140  Boeing (The) Co.....................................................  $     1,515,838
           1,365  Lockheed Martin Corp................................................          438,233
                                                                                        ---------------
                                                                                              1,954,071
                                                                                        ---------------

                  BANKS - 5.4%
          14,911  Bank of America Corp................................................          440,173
           2,929  CIT Group, Inc......................................................          144,195
           6,560  International Bancshares Corp.......................................          260,432
          13,706  JPMorgan Chase & Co. (a)............................................        1,465,719
          16,396  PacWest Bancorp.....................................................          826,358
                                                                                        ---------------
                                                                                              3,136,877
                                                                                        ---------------

                  BEVERAGES - 0.3%
             801  Boston Beer (The) Co., Inc., Class A (b)............................          153,071
                                                                                        ---------------

                  BIOTECHNOLOGY - 2.8%
           2,225  AbbVie, Inc.........................................................          215,180
           2,945  Amgen, Inc..........................................................          512,136
           3,359  Bioverativ, Inc. (b)................................................          181,117
           9,786  Gilead Sciences, Inc. (a)...........................................          701,069
                                                                                        ---------------
                                                                                              1,609,502
                                                                                        ---------------

                  CAPITAL MARKETS - 0.6%
           2,099  S&P Global, Inc.....................................................          355,571
                                                                                        ---------------

                  CHEMICALS - 0.9%
           8,669  Huntsman Corp.......................................................          288,591
           1,959  LyondellBasell Industries N.V., Class A.............................          216,117
                                                                                        ---------------
                                                                                                504,708
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 0.2%
           3,889  Cisco Systems, Inc. (a).............................................          148,949
                                                                                        ---------------

                  CONSUMER FINANCE - 3.1%
           9,039  Ally Financial, Inc.................................................          263,577
          15,316  Capital One Financial Corp..........................................        1,525,167
                                                                                        ---------------
                                                                                              1,788,744
                                                                                        ---------------

                  ELECTRIC UTILITIES - 1.4%
           8,956  MGE Energy, Inc.....................................................          565,124
           5,214  Portland General Electric Co........................................          237,654
                                                                                        ---------------
                                                                                                802,778
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.4%
           4,610  Generac Holdings, Inc. (b)..........................................          228,287
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
           3,532  Avnet, Inc..........................................................          139,938
           4,770  Jabil, Inc..........................................................          125,212
                                                                                        ---------------
                                                                                                265,150
                                                                                        ---------------


                         See Notes to Portfolio of Investments

FIRST TRUST BUYWRITE INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  FOOD & STAPLES RETAILING - 4.2%
           1,885  Costco Wholesale Corp. (a)..........................................  $       350,836
          10,249  CVS Health Corp.....................................................          743,052
           3,302  Wal-Mart Stores, Inc................................................          326,073
          13,717  Walgreens Boots Alliance, Inc.......................................          996,129
                                                                                        ---------------
                                                                                              2,416,090
                                                                                        ---------------

                  FOOD PRODUCTS - 1.9%
          24,355  Cal-Maine Foods, Inc. (b)...........................................        1,082,580
                                                                                        ---------------

                  GAS UTILITIES - 0.2%
           3,127  New Jersey Resources Corp...........................................          125,705
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 1.4%
           2,906  Encompass Health Corp. (b)..........................................          143,585
           3,012  UnitedHealth Group, Inc. (a)........................................          664,026
                                                                                        ---------------
                                                                                                807,611
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 4.7%
          15,122  Las Vegas Sands Corp................................................        1,050,828
          19,042  Penn National Gaming, Inc. (b)......................................          596,586
          15,643  Six Flags Entertainment Corp........................................        1,041,354
                                                                                        ---------------
                                                                                              2,688,768
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.2%
             193  NVR, Inc. (b).......................................................          677,086
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 0.9%
           1,226  Kimberly-Clark Corp.................................................          147,929
           3,805  Procter & Gamble (The) Co...........................................          349,604
                                                                                        ---------------
                                                                                                497,533
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.2%
             953  Honeywell International, Inc........................................          146,152
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 1.1%
             549  Amazon.com, Inc. (b)................................................          642,039
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 1.9%
             456  Alphabet, Inc., Class A (b).........................................          480,350
           3,589  Facebook, Inc., Class A (b).........................................          633,315
                                                                                        ---------------
                                                                                              1,113,665
                                                                                        ---------------

                  IT SERVICES - 3.5%
           6,521  Accenture PLC, Class A..............................................          998,300
           9,482  DXC Technology Co...................................................          899,842
           1,292  Visa, Inc., Class A.................................................          147,314
                                                                                        ---------------
                                                                                              2,045,456
                                                                                        ---------------

                  MACHINERY - 4.3%
          27,249  Allison Transmission Holdings, Inc..................................        1,173,615
           3,230  Hillenbrand, Inc....................................................          144,381


                         See Notes to Portfolio of Investments

FIRST TRUST BUYWRITE INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
          24,187  Terex Corp..........................................................  $     1,166,297
                                                                                        ---------------
                                                                                              2,484,293
                                                                                        ---------------

                  METALS & MINING - 0.6%
           3,864  Newmont Mining Corp.................................................          144,977
           2,573  Royal Gold, Inc.....................................................          211,295
                                                                                        ---------------
                                                                                                356,272
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 11.6%
          38,252  BP PLC, ADR.........................................................        1,607,732
           1,222  Chevron Corp........................................................          152,982
           6,423  CVR Energy, Inc.....................................................          239,193
           4,715  Delek US Holdings, Inc..............................................          164,742
          15,253  Exxon Mobil Corp. (a)...............................................        1,275,761
           5,931  Golar LNG Ltd.......................................................          176,803
           2,247  Marathon Petroleum Corp.............................................          148,257
           4,535  PBF Energy, Inc., Class A...........................................          160,766
          16,823  Peabody Energy Corp. (b)............................................          662,321
          30,317  Statoil ASA, ADR....................................................          649,390
          15,603  Valero Energy Corp..................................................        1,434,072
                                                                                        ---------------
                                                                                              6,672,019
                                                                                        ---------------

                  PERSONAL PRODUCTS - 1.8%
          18,559  Unilever NV.........................................................        1,045,243
                                                                                        ---------------

                  PHARMACEUTICALS - 5.0%
           7,623  Allergan PLC........................................................        1,246,970
           9,513  Johnson & Johnson (a)...............................................        1,329,157
           2,948  Novo Nordisk A/S, ADR...............................................          158,219
           3,138  Sanofi, ADR.........................................................          134,934
                                                                                        ---------------
                                                                                              2,869,280
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
          27,443  Realogy Holdings Corp...............................................          727,239
                                                                                        ---------------

                  ROAD & RAIL - 0.3%
           1,210  Union Pacific Corp..................................................          162,261
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
           2,478  First Solar, Inc. (b)...............................................          167,315
          11,893  Intel Corp. (a).....................................................          548,981
           6,341  Lam Research Corp...................................................        1,167,188
          17,466  Maxim Integrated Products, Inc......................................          913,122
          15,348  Taiwan Semiconductor Manufacturing Co., Ltd., ADR...................          608,548
          13,742  Texas Instruments, Inc. (a).........................................        1,435,214
                                                                                        ---------------
                                                                                              4,840,368
                                                                                        ---------------

                  SOFTWARE - 1.9%
           2,188  Activision Blizzard, Inc............................................          138,544
          10,918  Microsoft Corp......................................................          933,926
                                                                                        ---------------
                                                                                              1,072,470
                                                                                        ---------------


                         See Notes to Portfolio of Investments

FIRST TRUST BUYWRITE INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SPECIALTY RETAIL - 4.3%
          28,089  GameStop Corp., Class A.............................................  $       504,198
           8,051  Home Depot (The), Inc. (a)..........................................        1,525,906
           2,492  Lowe's Cos., Inc....................................................          231,606
           2,791  RH (b)..............................................................          240,612
                                                                                        ---------------
                                                                                              2,502,322
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.1%
           7,889  Apple, Inc. (a).....................................................        1,335,056
          20,822  HP, Inc.............................................................          437,470
                                                                                        ---------------
                                                                                              1,772,526
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.6%
          10,994  Wolverine World Wide, Inc...........................................          350,489
                                                                                        ---------------

                  TOBACCO - 4.9%
          20,337  Altria Group, Inc...................................................        1,452,265
          61,344  Vector Group Ltd....................................................        1,372,879
                                                                                        ---------------
                                                                                              2,825,144
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 1.0%
          16,562  Aircastle Ltd.......................................................          387,385
           1,726  MSC Industrial Direct Co., Inc., Class A............................          166,835
                                                                                        ---------------
                                                                                                554,220
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.4%
          14,658  America Movil SAB de CV, ADR........................................          251,385
          18,054  Vodafone Group PLC, ADR.............................................          575,922
                                                                                        ---------------
                                                                                                827,307
                                                                                        ---------------
                  TOTAL COMMON STOCKS.................................................       52,251,846
                  (Cost $47,060,757)                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS - 8.3%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 3.4%
           2,116  American Tower Corp.................................................          301,890
          36,573  Pebblebrook Hotel Trust.............................................        1,359,418
          13,792  Xenia Hotels & Resorts, Inc.........................................          297,769
                                                                                        ---------------
                                                                                              1,959,077
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 4.9%
          23,418  AGNC Investment Corp................................................          472,809
          83,394  Annaly Capital Management, Inc. (a).................................          991,555
          73,075  Apollo Commercial Real Estate Finance, Inc..........................        1,348,234
                                                                                        ---------------
                                                                                              2,812,598
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS.................................        4,771,675
                  (Cost $4,633,327)                                                     ---------------

                  TOTAL INVESTMENTS - 99.0%...........................................       57,023,521
                  (Cost $51,694,084) (c)


                        See Notes to Portfolio of Investments

FIRST TRUST BUYWRITE INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

   NUMBER OF                                         NOTIONAL    EXERCISE   EXPIRATION
   CONTRACTS                DESCRIPTION               AMOUNT       PRICE       DATE          VALUE
----------------  -------------------------------  ------------  ---------  ----------  ---------------
OPTIONS WRITTEN - (1.9%)
              24  S&P 500 Index..................  $  6,416,664  $   2,575   Jan 2018   $      (255,720)
              20  S&P 500 Index..................     5,347,220      2,600   Jan 2018          (160,200)
              22  S&P 500 Index..................     5,881,942      2,560   Feb 2018          (292,600)
              18  S&P 500 Index..................     4,812,498      2,575   Feb 2018          (219,600)
              20  S&P 500 Index..................     5,347,220      2,675   Feb 2018           (71,980)
               6  S&P 500 Index..................     1,604,166      2,675   Mar 2018           (27,000)
              15  S&P 500 Index..................     4,010,415      2,700   Mar 2018           (43,875)
                                                                                        ---------------
                  TOTAL OPTIONS WRITTEN...............................................       (1,070,975)
                  (Premiums received $496,640)                                          ---------------

                  NET OTHER ASSETS AND LIABILITIES - 2.9%.............................        1,664,605
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $    57,617,151
                                                                                        ===============

-----------------------------

(a) All or a portion of this security is pledged to cover index options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,780,480 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,025,378. The net unrealized appreciation was $4,755,102. The amounts presented are inclusive of derivative contracts.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 12/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $  52,251,846  $  52,251,846  $          --  $          --
Real Estate Investment Trusts*................      4,771,675      4,771,675             --             --
                                                -------------  -------------  -------------  -------------
Total Investments.............................  $  57,023,521  $  57,023,521  $          --  $          --
                                                =============  =============  =============  =============

                                               LIABILITIES TABLE

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 12/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Options Written...............................  $  (1,070,975) $  (1,070,975) $          --  $          --
                                                =============  =============  =============  =============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST HEDGED BUYWRITE INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 90.9%

                  AEROSPACE & DEFENSE - 3.4%
             730  Boeing (The) Co. (a)................................................  $       215,284
             189  Lockheed Martin Corp................................................           60,679
                                                                                        ---------------
                                                                                                275,963
                                                                                        ---------------

                  BANKS - 5.4%
           2,068  Bank of America Corp................................................           61,047
             406  CIT Group, Inc......................................................           19,987
             908  International Bancshares Corp.......................................           36,048
           1,934  JPMorgan Chase & Co. (a)............................................          206,822
           2,272  PacWest Bancorp.....................................................          114,509
                                                                                        ---------------
                                                                                                438,413
                                                                                        ---------------

                  BEVERAGES - 0.3%
             111  Boston Beer (The) Co., Inc., Class A (b)............................           21,212
                                                                                        ---------------

                  BIOTECHNOLOGY - 2.8%
             309  AbbVie, Inc.........................................................           29,883
             408  Amgen, Inc..........................................................           70,951
             466  Bioverativ, Inc. (b)................................................           25,127
           1,358  Gilead Sciences, Inc. (a)...........................................           97,287
                                                                                        ---------------
                                                                                                223,248
                                                                                        ---------------

                  CAPITAL MARKETS - 0.6%
             292  S&P Global, Inc.....................................................           49,465
                                                                                        ---------------

                  CHEMICALS - 0.9%
           1,203  Huntsman Corp.......................................................           40,048
             271  LyondellBasell Industries N.V., Class A.............................           29,897
                                                                                        ---------------
                                                                                                 69,945
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 0.3%
             539  Cisco Systems, Inc. (a).............................................           20,644
                                                                                        ---------------

                  CONSUMER FINANCE - 3.1%
           1,254  Ally Financial, Inc.................................................           36,567
           2,163  Capital One Financial Corp. (a).....................................          215,391
                                                                                        ---------------
                                                                                                251,958
                                                                                        ---------------

                  ELECTRIC UTILITIES - 1.4%
           1,242  MGE Energy, Inc.....................................................           78,370
             724  Portland General Electric Co........................................           33,000
                                                                                        ---------------
                                                                                                111,370
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.4%
             639  Generac Holdings, Inc. (b)..........................................           31,643
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
             490  Avnet, Inc..........................................................           19,414
             662  Jabil, Inc..........................................................           17,377
                                                                                        ---------------
                                                                                                 36,791
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HEDGED BUYWRITE INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  FOOD & STAPLES RETAILING - 4.2%
             262  Costco Wholesale Corp. (a)..........................................  $        48,763
           1,420  CVS Health Corp.....................................................          102,950
             458  Wal-Mart Stores, Inc................................................           45,228
           1,899  Walgreens Boots Alliance, Inc.......................................          137,905
                                                                                        ---------------
                                                                                                334,846
                                                                                        ---------------

                  FOOD PRODUCTS - 1.9%
           3,373  Cal-Maine Foods, Inc. (b)...........................................          149,930
                                                                                        ---------------

                  GAS UTILITIES - 0.2%
             434  New Jersey Resources Corp...........................................           17,447
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 1.4%
             403  Encompass Health Corp. (b)..........................................           19,912
             418  UnitedHealth Group, Inc. (a)........................................           92,153
                                                                                        ---------------
                                                                                                112,065
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 4.7%
           2,149  Las Vegas Sands Corp................................................          149,334
           2,644  Penn National Gaming, Inc. (b)......................................           82,837
           2,230  Six Flags Entertainment Corp........................................          148,451
                                                                                        ---------------
                                                                                                380,622
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.2%
              27  NVR, Inc. (b).......................................................           94,722
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 0.9%
             170  Kimberly-Clark Corp.................................................           20,512
             528  Procter & Gamble (The) Co...........................................           48,513
                                                                                        ---------------
                                                                                                 69,025
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.2%
             132  Honeywell International, Inc........................................           20,244
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 1.1%
              76  Amazon.com, Inc. (b)................................................           88,880
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 1.9%
              63  Alphabet, Inc., Class A (b).........................................           66,364
             498  Facebook, Inc., Class A (b).........................................           87,877
                                                                                        ---------------
                                                                                                154,241
                                                                                        ---------------

                  IT SERVICES - 3.5%
             904  Accenture PLC, Class A..............................................          138,393
           1,315  DXC Technology Co...................................................          124,794
             179  Visa, Inc., Class A.................................................           20,410
                                                                                        ---------------
                                                                                                283,597
                                                                                        ---------------

                  MACHINERY - 4.4%
           3,887  Allison Transmission Holdings, Inc..................................          167,413
             446  Hillenbrand, Inc....................................................           19,936


                        See Notes to Portfolio of Investments

FIRST TRUST HEDGED BUYWRITE INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
           3,437  Terex Corp. (a).....................................................  $       165,732
                                                                                        ---------------
                                                                                                353,081
                                                                                        ---------------

                  METALS & MINING - 0.6%
             536  Newmont Mining Corp.................................................           20,111
             357  Royal Gold, Inc.....................................................           29,317
                                                                                        ---------------
                                                                                                 49,428
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 11.6%
           5,400  BP PLC, ADR (a).....................................................          226,962
             169  Chevron Corp........................................................           21,157
             889  CVR Energy, Inc.....................................................           33,106
             654  Delek US Holdings, Inc..............................................           22,851
           2,162  Exxon Mobil Corp. (a)...............................................          180,830
             819  Golar LNG Ltd.......................................................           24,414
             312  Marathon Petroleum Corp.............................................           20,586
             628  PBF Energy, Inc., Class A...........................................           22,263
           2,335  Peabody Energy Corp. (b)............................................           91,929
           4,206  Statoil ASA, ADR....................................................           90,092
           2,205  Valero Energy Corp. (a).............................................          202,662
                                                                                        ---------------
                                                                                                936,852
                                                                                        ---------------

                  PERSONAL PRODUCTS - 1.8%
           2,573  Unilever NV.........................................................          144,911
                                                                                        ---------------

                  PHARMACEUTICALS - 5.0%
           1,083  Allergan PLC........................................................          177,157
           1,346  Johnson & Johnson (a)...............................................          188,063
             409  Novo Nordisk A/S, ADR...............................................           21,951
             435  Sanofi, ADR.........................................................           18,705
                                                                                        ---------------
                                                                                                405,876
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
           3,800  Realogy Holdings Corp...............................................          100,700
                                                                                        ---------------

                  ROAD & RAIL - 0.3%
             168  Union Pacific Corp..................................................           22,529
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
             344  First Solar, Inc. (b)...............................................           23,227
           1,647  Intel Corp. (a).....................................................           76,025
             900  Lam Research Corp. (a)..............................................          165,663
           2,420  Maxim Integrated Products, Inc......................................          126,518
           2,129  Taiwan Semiconductor Manufacturing Co., Ltd., ADR...................           84,415
           1,941  Texas Instruments, Inc. (a).........................................          202,718
                                                                                        ---------------
                                                                                                678,566
                                                                                        ---------------

                  SOFTWARE - 1.8%
             304  Activision Blizzard, Inc............................................           19,249
           1,515  Microsoft Corp......................................................          129,593
                                                                                        ---------------
                                                                                                148,842
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HEDGED BUYWRITE INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SPECIALTY RETAIL - 4.4%
           3,894  GameStop Corp., Class A.............................................  $        69,897
           1,139  Home Depot (The), Inc. (a)..........................................          215,875
             345  Lowe's Cos., Inc....................................................           32,064
             386  RH (b)..............................................................           33,277
                                                                                        ---------------
                                                                                                351,113
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.1%
           1,119  Apple, Inc. (a).....................................................          189,368
           2,889  HP, Inc.............................................................           60,698
                                                                                        ---------------
                                                                                                250,066
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.6%
           1,522  Wolverine World Wide, Inc...........................................           48,521
                                                                                        ---------------

                  TOBACCO - 5.0%
           2,873  Altria Group, Inc. (a)..............................................          205,161
           8,662  Vector Group Ltd. (a)...............................................          193,856
                                                                                        ---------------
                                                                                                399,017
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 1.0%
           2,299  Aircastle Ltd.......................................................           53,773
             239  MSC Industrial Direct Co., Inc., Class A............................           23,102
                                                                                        ---------------
                                                                                                 76,875
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.4%
           2,036  America Movil SAB de CV, ADR........................................           34,917
           2,504  Vodafone Group PLC, ADR.............................................           79,878
                                                                                        ---------------
                                                                                                114,795
                                                                                        ---------------
                  TOTAL COMMON STOCKS.................................................        7,317,443
                  (Cost $6,712,640)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 8.3%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 3.4%
             293  American Tower Corp.................................................           41,802
           5,178  Pebblebrook Hotel Trust (a).........................................          192,466
           1,913  Xenia Hotels & Resorts, Inc.........................................           41,302
                                                                                        ---------------
                                                                                                275,570
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 4.9%
           3,250  AGNC Investment Corp................................................           65,617
          11,549  Annaly Capital Management, Inc......................................          137,318
          10,351  Apollo Commercial Real Estate Finance, Inc. (a).....................          190,976
                                                                                        ---------------
                                                                                                393,911
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS.................................          669,481
                  (Cost $658,903)                                                       ---------------

                  TOTAL INVESTMENTS - 99.2%...........................................        7,986,924
                  (Cost $7,371,543) (c)                                                 ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HEDGED BUYWRITE INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

   NUMBER OF                                         NOTIONAL    EXERCISE   EXPIRATION
   CONTRACTS                DESCRIPTION               AMOUNT       PRICE       DATE          VALUE
----------------  -------------------------------  ------------  ---------  ----------  ---------------
OPTIONS PURCHASED - 0.5%
               2  S&P 500 Index .................  $    534,722  $2,450.00   Jun 2018   $         6,950
               3  S&P 500 Index .................       802,083   2,400.00   Sep 2018            14,400
               3  S&P 500 Index .................       802,083   2,450.00   Sep 2018            16,860
                                                                                        ---------------
                  TOTAL OPTIONS PURCHASED.............................................           38,210
                  (Premiums Paid $40,324)                                               ---------------

OPTIONS WRITTEN -- (1.8%)
               2  S&P 500 Index .................  $    534,722  $2,575.00   Jan 2018           (21,310)
               2  S&P 500 Index .................       534,722   2,600.00   Jan 2018           (16,020)
               3  S&P 500 Index .................       802,083   2,560.00   Feb 2018           (39,900)
               2  S&P 500 Index .................       534,722   2,575.00   Feb 2018           (24,400)
               5  S&P 500 Index .................     1,336,805   2,675.00   Feb 2018           (17,995)
               3  S&P 500 Index .................       802,083   2,675.00   Mar 2018           (13,500)
               2  S&P 500 Index .................       534,722   2,700.00   Mar 2018            (5,850)
               2  S&P 500 Index .................       534,722   2,200.00   Jun 2018            (2,820)
                                                                                        ---------------
                  TOTAL OPTIONS WRITTEN...............................................         (141,795)
                  (Premiums Received $77,396)                                           ---------------

                  NET OTHER ASSETS AND LIABILITIES - 2.1%.............................          171,347
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $     8,054,686
                                                                                        ===============

-----------------------------

(a) All or a portion of this security is pledged to cover index options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $681,764 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $132,896. The net unrealized appreciation was $548,868. The amounts presented are inclusive of derivative contracts.

ADR   American Depositary Receipt


                        See Notes to Portfolio of Investments

FIRST TRUST HEDGED BUYWRITE INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 12/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $   7,317,443  $   7,317,443  $          --  $          --
Real Estate Investment Trusts*................        669,481        669,481             --             --
Options Purchased.............................         38,210         38,210             --             --
                                                -------------  -------------  -------------  -------------
Total Investments.............................  $   8,025,134  $   8,025,134  $          --  $          --
                                                =============  =============  =============  =============

* See the Portfolio of Investments for industry breakout.


                                               LIABILITIES TABLE
                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 12/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Options Written...............................  $    (141,795) $    (141,795) $          --  $          --
                                                =============  =============  =============  =============

All transfers in and out of the Levels are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  AEROSPACE & DEFENSE - 8.0%
          24,080  Boeing (The) Co. ...................................................  $     7,101,433
          35,601  General Dynamics Corp. .............................................        7,243,023
          29,641  Huntington Ingalls Industries, Inc. ................................        6,986,384
          36,985  Raytheon Co. .......................................................        6,947,632
                                                                                        ---------------
                                                                                             28,278,472
                                                                                        ---------------

                  AIRLINES - 4.1%
          99,929  Alaska Air Group, Inc. .............................................        7,345,781
         109,413  Southwest Airlines Co. .............................................        7,161,081
                                                                                        ---------------
                                                                                             14,506,862
                                                                                        ---------------

                  BANKS - 8.0%
         243,746  Bank of America Corp. ..............................................        7,195,382
          94,672  Citigroup, Inc. ....................................................        7,044,543
          66,690  JPMorgan Chase & Co. ...............................................        7,131,829
         118,229  Wells Fargo & Co. ..................................................        7,172,953
                                                                                        ---------------
                                                                                             28,544,707
                                                                                        ---------------

                  BIOTECHNOLOGY - 2.0%
          39,984  Amgen, Inc. ........................................................        6,953,218
                                                                                        ---------------

                  CAPITAL MARKETS - 9.9%
          42,150  Ameriprise Financial, Inc. .........................................        7,143,161
         130,599  Bank of New York Mellon (The) Corp. ................................        7,034,062
          27,525  Goldman Sachs Group (The), Inc. ....................................        7,012,269
         133,302  Morgan Stanley .....................................................        6,994,356
          71,841  State Street Corp. .................................................        7,012,400
                                                                                        ---------------
                                                                                             35,196,248
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 4.0%
         185,356  Cisco Systems, Inc. ................................................        7,099,135
         249,223  Juniper Networks, Inc. .............................................        7,102,855
                                                                                        ---------------
                                                                                             14,201,990
                                                                                        ---------------

                  CONSUMER FINANCE - 2.1%
          94,897  Discover Financial Services ........................................        7,299,477
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
         220,860  Corning, Inc. ......................................................        7,065,311
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 2.0%
          98,392  Walgreens Boots Alliance, Inc. .....................................        7,145,227
                                                                                        ---------------

                  FOOD PRODUCTS - 3.9%
         174,520  Archer-Daniels-Midland Co. .........................................        6,994,762
         192,400  Hormel Foods Corp. .................................................        7,001,436
                                                                                        ---------------
                                                                                             13,996,198
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 4.0%
          39,393  Aetna, Inc. ........................................................        7,106,103


                        See Notes to Portfolio of Investments

FIRST TRUST RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
          31,290  Anthem, Inc. .......................................................  $     7,040,563
                                                                                        ---------------
                                                                                             14,146,666
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 2.0%
         121,436  Starbucks Corp. ....................................................        6,974,069
                                                                                        ---------------

                  INSURANCE - 10.0%
          71,998  Assurant, Inc. .....................................................        7,260,278
          92,900  Lincoln National Corp. .............................................        7,141,223
         100,588  Principal Financial Group, Inc. ....................................        7,097,489
          61,163  Prudential Financial, Inc. .........................................        7,032,522
          52,474  Travelers (The) Cos., Inc. .........................................        7,117,574
                                                                                        ---------------
                                                                                             35,649,086
                                                                                        ---------------

                  IT SERVICES - 2.0%
          46,370  Accenture PLC, Class A .............................................        7,098,783
                                                                                        ---------------

                  LEISURE PRODUCTS - 1.9%
          75,235  Hasbro, Inc. .......................................................        6,838,109
                                                                                        ---------------

                  MACHINERY - 2.1%
          41,726  Cummins, Inc. ......................................................        7,370,481
                                                                                        ---------------

                  MEDIA - 3.9%
         345,976  Interpublic Group of (The) Cos., Inc. ..............................        6,974,876
          95,127  Omnicom Group, Inc. ................................................        6,928,100
                                                                                        ---------------
                                                                                             13,902,976
                                                                                        ---------------

                  PHARMACEUTICALS - 3.9%
         113,424  Bristol-Myers Squibb Co. ...........................................        6,950,623
          49,690  Johnson & Johnson ..................................................        6,942,687
                                                                                        ---------------
                                                                                             13,893,310
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 2.0%
          56,707  ManpowerGroup, Inc. ................................................        7,151,320
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.1%
         158,859  Intel Corp. ........................................................        7,332,931
          37,995  Lam Research Corp. .................................................        6,993,740
          74,798  Skyworks Solutions, Inc. ...........................................        7,102,070
          69,934  Texas Instruments, Inc. ............................................        7,303,907
                                                                                        ---------------
                                                                                             28,732,648
                                                                                        ---------------

                  SPECIALTY RETAIL - 8.2%
         108,370  Best Buy Co., Inc. .................................................        7,420,094
         155,048  Foot Locker, Inc. ..................................................        7,268,650
          95,433  TJX (The) Cos., Inc. ...............................................        7,296,807
         139,618  Williams-Sonoma, Inc. ..............................................        7,218,251
                                                                                        ---------------
                                                                                             29,203,802
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.9%
          40,690  Apple, Inc. ........................................................        6,885,969


                        See Notes to Portfolio of Investments

FIRST TRUST RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (CONTINUED)
         491,215  Hewlett Packard Enterprise Co. .....................................  $     7,053,847
                                                                                        ---------------
                                                                                             13,939,816
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 1.9%
         109,255  NIKE, Inc., Class B ................................................        6,833,900
                                                                                        ---------------

                  TOTAL INVESTMENTS  - 99.9% .........................................      354,922,676
                  (Cost $322,200,903) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................          204,214
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   355,126,890
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $36,532,502 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,810,729. The net unrealized appreciation was $32,721,773.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 12/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $ 354,922,676  $ 354,922,676  $          --  $          --
                                                =============  =============  =============  =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 100.0%

                  CAPITAL MARKETS* - 100.0%
       4,496,365  First Trust Dow Jones Internet Index Fund (a).......................  $   494,060,586
      12,647,879  First Trust Industrials/Producer Durables AlphaDEX(R) Fund .........      513,377,409
      17,466,777  First Trust Nasdaq Bank ETF ........................................      513,523,244
       6,536,663  First Trust NASDAQ-100-Technology Sector Index Fund ................      470,247,536
       9,311,096  First Trust Technology AlphaDEX(R) Fund ............................      477,845,447
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.0% .........................................    2,469,054,222
                  (Cost $1,995,022,502) (b)

                  NET OTHER ASSETS AND LIABILITIES - (0.0)% ..........................         (282,885)
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $ 2,468,771,337
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $480,370,760 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,339,040. The net unrealized appreciation was $474,031,720.

* Represents investments in affiliated funds.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Exchange-Traded Funds**........................ $ 2,469,054,222  $ 2,469,054,222  $            --  $            --
                                                ===============  ===============  ===============  ===============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  BANKS - 9.4%
          18,739  1st Source Corp. ...................................................  $       926,643
          40,140  Associated Banc-Corp ...............................................        1,019,556
          21,784  Bryn Mawr Bank Corp. ...............................................          962,853
          18,379  Chemical Financial Corp. ...........................................          982,725
          69,594  F.N.B. Corp. .......................................................          961,789
          69,547  First Commonwealth Financial Corp. .................................          995,913
          22,716  First Merchants Corp. ..............................................          955,435
          41,783  First Midwest Bancorp, Inc. ........................................        1,003,210
          51,156  Fulton Financial Corp. .............................................          915,692
          25,948  German American Bancorp, Inc. ......................................          916,743
          19,544  Heartland Financial USA, Inc. ......................................        1,048,536
          20,125  Lakeland Financial Corp. ...........................................          975,861
          21,642  MB Financial, Inc. .................................................          963,502
          26,967  Mercantile Bank Corp. ..............................................          953,823
          26,712  MidWestOne Financial Group, Inc. ...................................          895,653
          52,691  Old National Bancorp ...............................................          919,458
           8,924  Park National Corp. ................................................          928,096
          20,007  QCR Holdings, Inc. .................................................          857,300
          23,837  S&T Bancorp, Inc. ..................................................          948,951
          12,426  Wintrust Financial Corp. ...........................................        1,023,530
                                                                                        ---------------
                                                                                             19,155,269
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 8.0%
         103,167  Clean Harbors, Inc. (a).............................................        5,591,651
         377,711  Covanta Holding Corp. ..............................................        6,383,316
         101,285  Heritage-Crystal Clean, Inc. (a)....................................        2,202,949
          43,933  US Ecology, Inc. ...................................................        2,240,583
                                                                                        ---------------
                                                                                             16,418,499
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 33.4%
         125,688  Aegion Corp. (a)....................................................        3,196,246
          88,200  Argan, Inc. ........................................................        3,969,000
         126,682  Comfort Systems USA, Inc. ..........................................        5,529,669
          69,760  Dycom Industries, Inc. (a)..........................................        7,773,357
          84,214  EMCOR Group, Inc. ..................................................        6,884,494
          99,638  Granite Construction, Inc. .........................................        6,320,038
         134,494  MasTec, Inc. (a)....................................................        6,583,481
          73,446  MYR Group, Inc. (a).................................................        2,624,226
          52,829  NV5 Global, Inc. (a)................................................        2,860,690
         205,535  Primoris Services Corp. ............................................        5,588,497
         155,317  Quanta Services, Inc. (a)...........................................        6,074,448
         366,081  Sterling Construction Co., Inc. (a).................................        5,959,799
         191,832  Tutor Perini Corp. (a)..............................................        4,862,941
                                                                                        ---------------
                                                                                             68,226,886
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 12.4%
         264,904  Atkore International Group, Inc. (a)................................        5,682,191
          84,289  AZZ, Inc. ..........................................................        4,307,168
          60,885  Encore Wire Corp. ..................................................        2,962,055


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ELECTRICAL EQUIPMENT (CONTINUED)
         115,204  Generac Holdings, Inc. (a)..........................................  $     5,704,902
          48,926  Hubbell, Inc. ......................................................        6,621,645
                                                                                        ---------------
                                                                                             25,277,961
                                                                                        ---------------

                  MACHINERY - 36.7%
          63,318  American Railcar Industries, Inc. (b) ..............................        2,636,562
         110,114  Astec Industries, Inc. .............................................        6,441,669
          48,813  Blue Bird Corp. (a).................................................          971,379
          87,579  Douglas Dynamics, Inc. .............................................        3,310,486
          66,408  Global Brass & Copper Holdings, Inc. ...............................        2,198,105
         115,183  Greenbrier Cos (The), Inc. (b) .....................................        6,139,254
         479,531  Mueller Water Products, Inc., Class A ..............................        6,008,523
         138,529  Navistar International Corp. (a)....................................        5,940,124
          66,934  Oshkosh Corp. ......................................................        6,083,631
          72,081  Proto Labs, Inc. (a)................................................        7,424,343
          46,169  RBC Bearings, Inc. (a)..............................................        5,835,762
         156,874  REV Group, Inc. ....................................................        5,103,111
          93,975  Spartan Motors, Inc. ...............................................        1,480,106
         176,239  SPX Corp. (a).......................................................        5,532,142
         157,912  TriMas Corp. (a)....................................................        4,224,146
         264,037  Wabash National Corp. ..............................................        5,729,603
                                                                                        ---------------
                                                                                             75,058,946
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................      204,137,561
                  (Cost $184,989,099)                                                   ---------------

MONEY MARKET FUNDS - 0.9%
       1,774,560  Goldman Sachs Financial Square Treasury Obligations Fund -
                  Institutional Class - 1.24% (c) (d).................................        1,774,560
                  (Cost $1,774,560)                                                     ---------------

   PRINCIPAL
     VALUE                                    DESCRIPTION                                   AMOUNT
----------------  --------------------------------------------------------------------  ---------------
REPURCHASE AGREEMENTS - 1.6%
$      3,226,963  RBC Capital Markets LLC, 1.35% (c), dated 12/29/17, due 1/2/18, with a maturity value of $3,227,447. Collateralized by U.S. Treasury
                  Notes, interest rates of 1.375% to 2.25%, due 9/30/18 to 3/31/21.
                  The value of the collateral including accrued interest is
                  $3,304,667. (d).....................................................        3,226,963
                  (Cost $3,226,963)                                                     ---------------

                  TOTAL INVESTMENTS - 102.4% .........................................      209,139,084
                  (Cost $189,990,622) (e)

                  NET OTHER ASSETS AND LIABILITIES - (2.4)% ..........................       (4,861,351)
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   204,277,733
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $4,822,480 and the total value of the collateral held by the Fund is $5,001,523.

(c)   Rate shown reflects yield as of December 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,692,662 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,544,200. The net unrealized appreciation was $19,148,462.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2        LEVEL 3
                                                     TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                  12/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $ 204,137,561  $ 204,137,561  $          --  $          --
Money Market Funds............................      1,774,560      1,774,560             --             --
Repurchase Agreements.........................      3,226,963             --      3,226,963             --
                                                -------------  -------------  -------------  -------------
Total Investments.............................  $ 209,139,084  $ 205,912,121  $   3,226,963  $          --
                                                =============  =============  =============  =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 93.4%

                  BANKS - 13.3%
          11,995  Bank of Hawaii Corp. ...............................................  $     1,027,972
          13,709  Community Trust Bancorp, Inc. ......................................          645,694
          20,695  NBT Bancorp, Inc. ..................................................          761,576
          24,286  Trustmark Corp. ....................................................          773,752
          14,066  Westamerica Bancorp ................................................          837,630
                                                                                        ---------------
                                                                                              4,046,624
                                                                                        ---------------

                  BIOTECHNOLOGY - 3.6%
           6,347  Amgen, Inc. ........................................................        1,103,743
                                                                                        ---------------

                  CAPITAL MARKETS - 4.2%
          35,919  Federated Investors, Inc., Class B .................................        1,295,958
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 4.0%
          22,991  Sonoco Products Co. ................................................        1,221,742
                                                                                        ---------------

                  ELECTRIC UTILITIES - 10.0%
           8,400  ALLETE, Inc. .......................................................          624,624
          12,585  Eversource Energy ..................................................          795,120
           8,512  IDACORP, Inc. ......................................................          777,657
          15,960  Westar Energy, Inc. ................................................          842,688
                                                                                        ---------------
                                                                                              3,040,089
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 4.2%
          47,213  ABB Ltd., ADR ......................................................        1,266,253
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 3.9%
          16,271  CVS Health Corp. ...................................................        1,179,647
                                                                                        ---------------

                  GAS UTILITIES - 2.3%
           8,661  Southwest Gas Holdings, Inc. .......................................          697,037
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 8.0%
           7,584  Cracker Barrel Old Country Store, Inc. .............................        1,205,022
           7,145  McDonald's Corp. ...................................................        1,229,797
                                                                                        ---------------
                                                                                              2,434,819
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 3.8%
          12,734  Procter & Gamble (The) Co. .........................................        1,170,000
                                                                                        ---------------

                  INSURANCE - 4.0%
          19,097  Arthur J. Gallagher & Co. ..........................................        1,208,458
                                                                                        ---------------

                  IT SERVICES - 4.2%
          18,787  Paychex, Inc. ......................................................        1,279,019
                                                                                        ---------------

                  MULTI-UTILITIES - 7.7%
           9,864  Consolidated Edison, Inc. ..........................................          837,947
          11,018  Vectren Corp. ......................................................          716,390
          11,772  WEC Energy Group, Inc. .............................................          782,014
                                                                                        ---------------
                                                                                              2,336,351
                                                                                        ---------------

                  MULTILINE RETAIL - 4.9%
          27,292  Kohl's Corp. .......................................................        1,480,045
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
           8,246  NVE Corp. ..........................................................  $       709,156
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 2.3%
          77,916  TrustCo Bank Corp. .................................................          716,827
                                                                                        ---------------

                  TOBACCO - 3.6%
          10,490  Philip Morris International, Inc. ..................................        1,108,268
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 4.4%
          24,650  Fastenal Co. .......................................................        1,348,108
                                                                                        ---------------

                  WATER UTILITIES - 2.7%
          21,198  Aqua America, Inc. .................................................          831,598
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................       28,473,742
                  (Cost $26,958,842)                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS - 6.5%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 6.5%
          18,187  LTC Properties, Inc. ...............................................          792,044
          20,699  Realty Income Corp. ................................................        1,180,257
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................        1,972,301
                  (Cost $2,058,033)                                                     ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................       30,446,043
                  (Cost $29,016,875) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................           43,536
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    30,489,579
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,768,861 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $339,693. The net unrealized appreciation was $1,429,168.

ADR   American Depositary Receipt



                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 12/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Common Stocks*................................  $  28,473,742  $  28,473,742  $          --  $          --
Real Estate Investment Trusts*................      1,972,301      1,972,301             --             --
                                                -------------  -------------  -------------  -------------
Total Investments.............................  $  30,446,043  $  30,446,043  $          --  $          --
                                                =============  =============  =============  =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 100.0%

                  CAPITAL MARKETS* - 100.0%
       6,137,557  First Trust BICK Index Fund ........................................  $   185,292,846
       4,518,746  First Trust Chindia ETF ............................................      178,942,342
       2,849,777  First Trust Developed Markets ex-US AlphaDEX(R) Fund ...............      177,826,085
       3,620,336  First Trust Germany AlphaDEX(R) Fund ...............................      185,397,406
       3,187,895  First Trust Switzerland AlphaDEX(R) Fund ...........................      168,352,735
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.0% .........................................      895,811,414
                  (Cost $760,787,027) (a)

                  NET OTHER ASSETS AND LIABILITIES - (0.0)% ..........................         (109,859)
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   895,701,555
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $135,024,387 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $135,024,387.

* Represents investments in affiliated funds.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 12/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Exchange-Traded Funds**.......................  $ 895,811,414  $ 895,811,414  $          --  $          --
                                                =============  =============  =============  =============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT DYNAMIC FOCUS 5 ETF (FVC)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 100.0%

                  CAPITAL MARKETS* - 100.0%
         673,268  First Trust Dow Jones Internet Index Fund (a).......................  $    73,978,688
       1,893,843  First Trust Industrials/Producer Durables AlphaDEX(R) Fund .........       76,871,087
       2,615,406  First Trust Nasdaq Bank ETF ........................................       76,892,936
         978,774  First Trust NASDAQ-100-Technology Sector Index Fund ................       70,413,002
       1,394,207  First Trust Technology AlphaDEX(R) Fund ............................       71,550,703
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.0% .........................................      369,706,416
                  (Cost $309,370,335) (b)

                  NET OTHER ASSETS AND LIABILITIES - (0.0)% ..........................          (62,926)
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   369,643,490
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $61,299,040 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $962,959. The net unrealized appreciation was $60,336,081.

* Represents investments in affiliated funds.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 12/31/2017       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Exchange-Traded Funds**.......................  $ 369,706,416  $ 369,706,416  $          --  $          --
                                                =============  =============  =============  =============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST SMID CAP RISING DIVIDEND ACHIEVERS ETF (SDVY)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.5%

                  AEROSPACE & DEFENSE - 2.0%
              86  Huntington Ingalls Industries, Inc. ................................  $        20,270
             241  Spirit AeroSystems Holdings, Inc., Class A .........................           21,028
                                                                                        ---------------
                                                                                                 41,298
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 1.0%
             320  Expeditors International of Washington, Inc. .......................           20,701
                                                                                        ---------------

                  AIRLINES - 2.0%
             287  Alaska Air Group, Inc. .............................................           21,097
             137  Allegiant Travel Co. ...............................................           21,201
                                                                                        ---------------
                                                                                                 42,298
                                                                                        ---------------

                  AUTO COMPONENTS - 4.0%
             645  Dana, Inc. .........................................................           20,646
           1,001  Gentex Corp. .......................................................           20,971
             119  Lear Corp. .........................................................           21,023
             461  Standard Motor Products, Inc. ......................................           20,704
                                                                                        ---------------
                                                                                                 83,344
                                                                                        ---------------

                  BANKS - 8.8%
             429  Bank of the Ozarks .................................................           20,785
             475  Cathay General Bancorp .............................................           20,031
             337  East West Bancorp, Inc. ............................................           20,500
           1,015  First Horizon National Corp. .......................................           20,290
             511  Great Western Bancorp, Inc. ........................................           20,338
           1,110  Hope Bancorp, Inc. .................................................           20,257
             289  Prosperity Bancshares, Inc. ........................................           20,250
             990  TCF Financial Corp. ................................................           20,295
             970  Umpqua Holdings Corp. ..............................................           20,176
                                                                                        ---------------
                                                                                                182,922
                                                                                        ---------------

                  BUILDING PRODUCTS - 2.0%
             339  A.O. Smith Corp. ...................................................           20,774
             544  Universal Forest Products, Inc. ....................................           20,465
                                                                                        ---------------
                                                                                                 41,239
                                                                                        ---------------

                  CAPITAL MARKETS - 5.9%
             367  Eaton Vance Corp. ..................................................           20,695
             100  FactSet Research Systems, Inc. .....................................           19,276
             370  LPL Financial Holdings, Inc. .......................................           21,142
             211  Morningstar, Inc. ..................................................           20,461
             159  MSCI, Inc. .........................................................           20,120
             232  Raymond James Financial, Inc. ......................................           20,717
                                                                                        ---------------
                                                                                                122,411
                                                                                        ---------------

                  CHEMICALS - 3.0%
             297  Innospec, Inc. .....................................................           20,968
              54  NewMarket Corp. ....................................................           21,459
             281  Trinseo S.A. .......................................................           20,401
                                                                                        ---------------
                                                                                                 62,828
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST SMID CAP RISING DIVIDEND ACHIEVERS ETF (SDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  COMMERCIAL SERVICES & SUPPLIES - 3.2%
             584  Herman Miller, Inc. ................................................  $        23,389
           1,450  Steelcase, Inc., Class A ...........................................           22,040
             429  Tetra Tech, Inc. ...................................................           20,657
                                                                                        ---------------
                                                                                                 66,086
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 2.0%
             273  InterDigital, Inc. .................................................           20,789
             718  Juniper Networks, Inc. .............................................           20,463
                                                                                        ---------------
                                                                                                 41,252
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 2.0%
             472  Argan, Inc. ........................................................           21,240
             252  EMCOR Group, Inc. ..................................................           20,601
                                                                                        ---------------
                                                                                                 41,841
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 1.0%
             236  AptarGroup, Inc. ...................................................           20,362
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 0.9%
             256  Capella Education Co. ..............................................           19,814
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.0%
           1,182  AVX Corp. ..........................................................           20,449
             331  Dolby Laboratories, Inc., Class A ..................................           20,522
             154  SYNNEX Corp. .......................................................           20,936
                                                                                        ---------------
                                                                                                 61,907
                                                                                        ---------------

                  FOOD PRODUCTS - 1.9%
             304  Bunge, Ltd. ........................................................           20,392
             143  Sanderson Farms, Inc. ..............................................           19,846
                                                                                        ---------------
                                                                                                 40,238
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 1.0%
           1,090  Owens & Minor, Inc. ................................................           20,579
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 5.0%
             435  Cheesecake Factory (The), Inc. .....................................           20,958
             125  Cracker Barrel Old Country Store, Inc. .............................           19,861
             232  Darden Restaurants, Inc. ...........................................           22,277
             157  Marriott Vacations Worldwide Corp. .................................           21,228
             393  Texas Roadhouse, Inc. ..............................................           20,703
                                                                                        ---------------
                                                                                                105,027
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 3.0%
             733  Ethan Allen Interiors, Inc. ........................................           20,964
             666  La-Z-Boy, Inc. .....................................................           20,779
             438  Leggett & Platt, Inc. ..............................................           20,906
                                                                                        ---------------
                                                                                                 62,649
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 1.0%
             428  Energizer Holdings, Inc. ...........................................           20,535
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST SMID CAP RISING DIVIDEND ACHIEVERS ETF (SDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.0%
             331  Ormat Technologies, Inc. ...........................................  $        21,171
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 1.0%
             183  Carlisle Cos., Inc. ................................................           20,798
                                                                                        ---------------

                  INSURANCE - 15.8%
             196  American Financial Group, Inc. .....................................           21,274
           2,055  AmTrust Financial Services, Inc. ...................................           20,694
             336  Argo Group International Holdings, Ltd. ............................           20,714
             207  Assurant, Inc. .....................................................           20,874
             596  Assured Guaranty Ltd. ..............................................           20,187
             406  Axis Capital Holdings Ltd. .........................................           20,406
             832  CNO Financial Group, Inc. ..........................................           20,542
              92  Everest Re Group Ltd. ..............................................           20,356
             285  FBL Financial Group, Inc., Class A .................................           19,850
             365  First American Financial Corp. .....................................           20,455
             509  James River Group Holdings Ltd. ....................................           20,365
             199  Primerica, Inc. ....................................................           20,208
             130  Reinsurance Group of America, Inc. .................................           20,271
             789  Universal Insurance Holdings, Inc. .................................           21,579
             378  Unum Group .........................................................           20,748
             437  Validus Holdings Ltd. ..............................................           20,504
                                                                                        ---------------
                                                                                                329,027
                                                                                        ---------------

                  IT SERVICES - 2.9%
             859  Convergys Corp. ....................................................           20,187
             461  CSG Systems International, Inc. ....................................           20,201
             175  Jack Henry & Associates, Inc. ......................................           20,468
                                                                                        ---------------
                                                                                                 60,856
                                                                                        ---------------

                  LEISURE PRODUCTS - 1.0%
             373  Brunswick Corp. ....................................................           20,597
                                                                                        ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 1.0%
             594  Bruker Corp. .......................................................           20,386
                                                                                        ---------------

                  MACHINERY - 5.1%
             403  Greenbrier (The) Cos., Inc. ........................................           21,480
             207  Kadant, Inc. .......................................................           20,783
             316  Toro (The) Co. .....................................................           20,613
             558  Trinity Industries, Inc. ...........................................           20,902
             266  Wabtec Corp. .......................................................           21,660
                                                                                        ---------------
                                                                                                105,438
                                                                                        ---------------

                  MEDIA - 1.9%
             571  Cinemark Holdings, Inc. ............................................           19,882
           1,004  Interpublic Group of (The) Cos., Inc. ..............................           20,241
                                                                                        ---------------
                                                                                                 40,123
                                                                                        ---------------

                  METALS & MINING - 3.1%
             206  Kaiser Aluminum Corp. ..............................................           22,011


                        See Notes to Portfolio of Investments

FIRST TRUST SMID CAP RISING DIVIDEND ACHIEVERS ETF (SDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  METALS & MINING (CONTINUED)
             515  Steel Dynamics, Inc. ...............................................  $        22,212
             488  Worthington Industries, Inc. .......................................           21,501
                                                                                        ---------------
                                                                                                 65,724
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 1.0%
             187  Andeavor ...........................................................           21,382
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 2.9%
             720  Kelly Services, Inc., Class A ......................................           19,634
             164  ManpowerGroup, Inc. ................................................           20,682
             374  Robert Half International, Inc. ....................................           20,772
                                                                                        ---------------
                                                                                                 61,088
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
             219  Cabot Microelectronics Corp. .......................................           20,604
                                                                                        ---------------

                  SPECIALTY RETAIL - 7.1%
           1,172  American Eagle Outfitters, Inc. ....................................           22,034
             151  Children's Place (The), Inc. .......................................           21,948
             699  Dick's Sporting Goods, Inc. ........................................           20,089
             446  Foot Locker, Inc. ..................................................           20,908
           1,116  GameStop Corp., Class A ............................................           20,032
           5,973  Office Depot, Inc. .................................................           21,144
             405  Williams-Sonoma, Inc. ..............................................           20,939
                                                                                        ---------------
                                                                                                147,094
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 2.0%
             181  Carter's, Inc. .....................................................           21,265
             294  Columbia Sportswear Co. ............................................           21,133
                                                                                        ---------------
                                                                                                 42,398
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.5% ..........................................        2,074,017
                  (Cost $2,037,257) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.5% ............................           10,734
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     2,084,751
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $61,099 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,339. The net unrealized appreciation was $36,760.


                        See Notes to Portfolio of Investments

FIRST TRUST SMID CAP RISING DIVIDEND ACHIEVERS ETF (SDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                              LEVEL 2       LEVEL 3
                                                   TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                  VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                 12/31/2017      PRICES        INPUTS        INPUTS
                                                ------------  ------------  ------------  ------------
Common Stocks*................................  $  2,074,017  $  2,074,017  $         --  $         --
                                                ============  ============  ============  ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-five exchange-traded funds, that are offering shares (each a "Fund" and collectively, the "Funds"). This report covers the twelve funds listed below.

        First Trust NASDAQ Technology Dividend Index Fund - (The Nasdaq Stock
           Market LLC ("Nasdaq") ticker "TDIV")
        Multi-Asset Diversified Income Index Fund - (Nasdaq ticker "MDIV") International Multi-Asset Diversified Income Index Fund - (Nasdaq ticker
           "YDIV")
        First Trust BuyWrite Income ETF - (Nasdaq ticker "FTHI")(1)
        First Trust Hedged BuyWrite Income ETF - (Nasdaq ticker "FTLB")(2)
        First Trust Rising Dividend Achievers ETF - (Nasdaq ticker "RDVY")
        First Trust Dorsey Wright Focus 5 ETF - (Nasdaq ticker "FV")
        First Trust RBA American Industrial Renaissance(R) ETF - (Nasdaq ticker
           "AIRR")
        First Trust RBA Quality Income ETF - (Nasdaq ticker "QINC")
        First Trust Dorsey Wright International Focus 5 ETF - (Nasdaq ticker
           "IFV")
        First Trust Dorsey Wright Dynamic Focus 5 ETF - (Nasdaq ticker "FVC") First Trust SMID Cap Rising Dividend Achievers ETF - (Nasdaq ticker
           "SDVY")

(1) Effective December 14, 2017, First Trust High Income ETF changed its name to First Trust Buy Write Income ETF. The Fund's ticker symbol was not changed.

(2) Effective December 14, 2017, First Trust Low Beta Income ETF changed its name to First Trust Hedged BuyWrite Income ETF. The Fund's ticker symbol was not changed.

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts, master limited partnerships, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


      of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or third-party pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

            1) the value of similar foreign securities traded on other foreign markets;

            2)    ADR trading of similar securities;

            3)    closed-end fund trading of similar securities;

            4)    foreign currency exchange activity;

            5) the trading prices of financial products that are tied to baskets of foreign securities;

            6) factors relating to the event that precipitated the pricing problem;

            7)    whether the event is likely to recur; and

            8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2017, is included with each Fund's Portfolio of Investments.

B. OPTIONS CONTRACTS

FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the S&P 500 to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write
(sell) covered call options or put options ("options") on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options written (sold) by FTHI and FTLB will either be exercised, expire, or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option's strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option.

The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option's expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


(selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

FTLB may also purchase U.S. exchange-traded call or put options on the S&P 500 to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option.

If FTLB elects to exercise a call or put option on the S&P 500, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions, and interest and dividends received.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2017, AIRR has securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (October 1, 2017 through December 31, 2017) were received as collateral for lending securities.

G. AFFILIATED TRANSACTIONS

MDIV, FV, IFV and FVC invest in securities of affiliated funds. Each Fund's investment performance and risks are related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in MDIV at December 31, 2017, and for the fiscal year-to-date period (October 1, 2017 to December 31, 2017) are:


                                                                                 CHANGE IN
                                                                                UNREALIZED
                     SHARES AT      VALUE AT                                   APPRECIATION    REALIZED      VALUE AT      DIVIDEND
SECURITY NAME       12/31/2017     9/30/2017       PURCHASES        SALES      (DEPRECIATION) GAIN/(LOSS)   12/31/2017      INCOME
------------------  -----------  --------------  -------------  -------------  -------------  -----------  -------------  ----------
First Trust
   Tactical High
   Yield ETF          3,204,252  $  167,967,703  $   5,210,990  $ (15,851,887) $  (1,700,928) $     4,642  $ 155,630,520  $2,496,116

Amounts relating to these investments in FV at December 31, 2017, and for the fiscal year-to-date period (October 1, 2017 to December 31, 2017) are:

                                                                                 CHANGE IN
                                                                                UNREALIZED
                     SHARES AT      VALUE AT                                   APPRECIATION    REALIZED      VALUE AT      DIVIDEND
SECURITY NAME       12/31/2017     9/30/2017       PURCHASES        SALES      (DEPRECIATION) GAIN/(LOSS)   12/31/2017      INCOME
------------------  -----------  --------------  -------------  -------------  -------------  -----------  -------------  ----------
First Trust Dow
   Jones Internet
   Index Fund         4,496,365  $  513,884,050  $   4,874,947  $ (60,620,400) $  17,571,406  $18,350,583  $ 494,060,586  $       --
First Trust
   Industrials/
   Producer
   Durables
   AlphaDEX(R)
   Fund              12,647,879     478,410,801      6,681,839    (15,988,310)    42,077,633    2,195,446    513,377,409     883,808
First Trust Nasdaq
   Bank ETF          17,466,777     472,218,952     25,660,055    (15,817,706)    30,129,025    1,332,918    513,523,244   2,128,081
First Trust
   NASDAQ-100-
   Technology
   Sector Index
   Fund               6,536,663     500,991,299      4,724,507    (64,026,767)    10,526,735   18,031,762    470,247,536   1,312,719
First Trust
   Technology
   AlphaDEX(R)
   Fund               9,311,096              --    491,919,288     (7,706,302)    (6,339,040)     (28,499)   477,845,447     215,326
First Trust
   Utilities
   AlphaDEX(R)
   Fund                      --     425,640,359      1,067,856   (427,033,831)   (45,411,373)  45,736,989             --          --
                                 --------------  -------------  -------------  -------------  -----------  -------------  ----------
                                 $2,391,145,461  $ 534,928,492  $(591,193,316) $  48,554,386  $85,619,199  $2,469,054,22  $4,539,934
                                 ==============  =============  =============  =============  ===========  =============  ==========

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


Amounts relating to these investments in IFV at December 31, 2017, and for the fiscal year-to-date period (October 1, 2017 to December 31, 2017) are:

                                                                                 CHANGE IN
                                                                                UNREALIZED
                     SHARES AT      VALUE AT                                   APPRECIATION    REALIZED      VALUE AT      DIVIDEND
SECURITY NAME       12/31/2017     9/30/2017       PURCHASES        SALES      (DEPRECIATION) GAIN/(LOSS)   12/31/2017      INCOME
------------------  -----------  --------------  -------------  -------------  -------------  -----------  -------------  ----------
First Trust BICK
   Index Fund         6,137,557  $  164,402,812  $  15,280,501  $  (1,537,393) $   7,034,597  $   112,329  $ 185,292,846  $  405,509
First Trust
   Chindia ETF        4,518,746     159,924,340     14,867,763     (1,513,768)     5,453,349      210,658    178,942,342   2,376,291
First Trust
   Developed
   Markets ex-US
   AlphaDEX(R)
   Fund               2,849,777     155,540,407     14,574,070     (1,478,823)     9,109,378       81,053    177,826,085   1,557,605
First Trust
   Germany
   AlphaDEX(R)
   Fund               3,620,336     159,830,885     15,006,040     (1,532,682)    11,885,772      207,391    185,397,406          --
First Trust
   Switzerland
   AlphaDEX(R)
   Fund               3,187,895     151,314,033     13,825,921     (1,392,819)     4,457,128      148,472    168,352,735          --
                                 --------------  -------------  -------------  -------------  -----------  -------------  ----------
                                 $  791,012,477  $  73,554,295  $  (7,455,485) $  37,940,224  $   759,903  $ 895,811,414  $4,339,405
                                 ==============  =============  =============  =============  ===========  =============  ==========

Amounts relating to these investments in FVC at December 31, 2017, and for the fiscal year-to-date period (October 1, 2017 to December 31, 2017) are:

                                                                                 CHANGE IN
                                                                                UNREALIZED
                     SHARES AT      VALUE AT                                   APPRECIATION    REALIZED      VALUE AT      DIVIDEND
SECURITY NAME       12/31/2017     9/30/2017       PURCHASES        SALES      (DEPRECIATION) GAIN/(LOSS)   12/31/2017      INCOME
------------------  -----------  --------------  -------------  -------------  -------------  -----------  -------------  ----------
First Trust Dow
   Jones Internet
   Index Fund           673,268  $   70,496,355  $  20,866,809  $ (22,480,146) $   2,890,564  $ 2,205,106  $  73,978,688  $       --
First Trust
   Industrials/
   Producer
   Durables
   AlphaDEX(R)
   Fund               1,893,843      65,630,239     19,282,332    (14,464,912)     6,420,290        3,138     76,871,087     131,731
First Trust Nasdaq
   Bank ETF           2,615,406      64,780,808     18,585,655    (11,022,526)     4,642,377      (93,378)    76,892,936     317,190
First Trust
   NASDAQ-100-
   Technology
   Sector Index
   Fund                 978,774      68,727,844     20,864,030    (23,108,868)     1,839,938    2,090,058     70,413,002     195,660
First Trust
   Technology
   AlphaDEX(R)
   Fund               1,394,207              --     72,682,423       (165,530)      (962,959)      (3,231)    71,550,703      32,094
First Trust
   Utilities
   AlphaDEX(R)
   Fund                      --      58,390,895     14,500,672    (72,914,647)    (2,118,818)   2,141,898             --          --
                                 --------------  -------------  -------------  -------------  -----------  -------------  ----------
                                 $  328,026,141  $ 166,781,921  $(144,156,629) $  12,711,392  $ 6,343,591  $ 369,706,416  $  676,675
                                 ==============  =============  =============  =============  ===========  =============  ==========


                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (October 1, 2017 to December 31, 2017), for FTHI, the premiums for written options opened were $510,721, and the premiums for written options closed, exercised and expired were $354,990.

During the fiscal year-to-date period (October 1, 2017 to December 31, 2017), for FTLB, the premiums for written options opened were $88,531, and the premiums for written options closed, exercised and expired were $60,578. During the fiscal year-to-date period (October 1, 2017 to December 31, 2017), for FTLB, the premiums for purchased options opened were $49,491, and the premiums for purchased options closed, exercised and expired were $52,682.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2017 (UNAUDITED)


                             LICENSING INFORMATION

Nasdaq, Nasdaq Inc., NASDAQ Technology Dividend Index(SM), NASDAQ Multi-Asset Diversified Income Index(SM), NASDAQ International Multi-Asset Diversified Income Index(SM), NASDAQ Rising Dividend Achievers Index, and NASDAQ US Small Mid Cap Rising Index are registered trademarks and service marks of Nasdaq Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

There is no relationship between Dorsey Wright & Associates, LLC ("Dorsey Wright") and First Trust Advisors L.P. ("First Trust"), with respect to the First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF or First Trust Dorsey Wright Dynamic Focus 5 ETF, other than a license by Dorsey Wright to First Trust of certain Dorsey Wright trademarks, trade names and indexes for use by First Trust. Such trademarks, trade names and Indexes have been created and developed by Dorsey Wright without regard to and independently of First Trust, its business, its development of these Products, and/or any prospective investor. First Trust has arranged with Dorsey Wright to license the Indexes for possible inclusion in products which First Trust independently develops and promotes. The licensing of any index to First Trust is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor's portfolio should be devoted to any product developed by First Trust with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or First Trust.

Richard Bernstein Advisors LLC ("Licensor"), the Richard Bernstein Advisors Quality Income Index, and the Richard Bernstein Advisors American Industrial Renaissance(R) Index are trademarks of Richard Bernstein Advisors LLC and have been licensed for use for certain purposes by First Trust. First Trust RBA Quality Income ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s). First Trust RBA American Industrial Renaissance(R) ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Trust Exchange-Traded Fund VI
               --------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 1, 2018
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 1, 2018
     ---------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 1, 2018
     ---------------

* Print the name and title of each signing officer under his or her signature.